Debt - Ocean and Expedition Ship Financing - Additional Information (Details) $ in Thousands, ¥ in Billions	1 Months Ended	3 Months Ended		6 Months Ended
	Mar. 31, 2026 USD ($)	Jun. 30, 2026 USD ($)	Jun. 30, 2025 USD ($)	Jun. 30, 2026 USD ($) OceanShips	Jun. 30, 2025 USD ($)	May 31, 2026 USD ($)	Mar. 31, 2026 CNY (¥)	Dec. 31, 2025 USD ($)
Disclosure of detailed information about borrowings [line items]
Borrowings		$ 6,137,714		$ 6,137,714				$ 5,665,547
Number of ocean ships | OceanShips				13
Recognized financial liability		5,959,251		$ 5,959,251				$ 5,501,975
Charter Financing
Disclosure of detailed information about borrowings [line items]
Borrowings, maturity	14 years
Recognized financial liability	$ 336,100						¥ 2.3
SACE Financing
Disclosure of detailed information about borrowings [line items]
Borrowings, maturity				12
Borrowings						$ 464,000
Percentage of insurance policy to lenders covering of principal and interest of facility amount				100.00%
Number of ocean ships | OceanShips				14
Maximum percentage of newbuild's contract price				80.00%
Financing facility loan description				All loans that are part of the SACE Financing are for up to 80% of the newbuild’s contract price, including certain change orders, plus 100% of the export credit agency premium.
SACE Financing | Neptune Loan
Disclosure of detailed information about borrowings [line items]
Net increase (decrease) to loan balances		$ 3,900	$ 48,700	$ 15,400	$ 72,200